Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Components of interest-bearing deposits
Components of interest-bearing deposits as of December 31 are as follows:

	2014	2013

Interest-Bearing Demand	$363,501,727	$357,290,975
Savings	59,215,257	54,094,617
Time, $100,000 and Over	210,502,901	220,672,794
Other Time	217,743,826	240,210,393

	$850,963,711	$872,268,779

Scheduled maturities of certificates of deposits
As of December 31, 2014, the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2015	$302,584,884
2016	72,869,687
2017	25,349,468
2018	19,773,611
2019 and Thereafter	7,669,077

$428,246,727